Revenues (Details) - Schedule of disaggregation of revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 71,461	$ 73,824	$ 89,569
Japan [Member]
Disaggregation of Revenue [Line Items]
Revenues	28,088	35,883	47,565
North America [Member]
Disaggregation of Revenue [Line Items]
Revenues	27,183	24,183	23,513
Southeast Asia [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,912	4,173	2,495
Mainland China [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,883	3,842	9,631
Hong Kong SAR [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,166	2,199	2,771
Europe [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,361	1,845	1,706
Others [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,264	1,457	1,253
Taiwan [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 604	$ 242	$ 635